GOODWILL AND OTHER INTANGIBLE ASSETS - Summary of Other Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 11,145	$ 11,402
Finite other intangible assets, accumulated amortization	(4,102)	(3,295)
Finite other intangible assets, net	7,043	8,107
Indefinite-lived Intangible Assets [Line Items]
Indefinite other intangible asset, carrying amount	1,029	1,110
Other intangible assets, gross carrying amount	12,174	12,512
Other intangible assets, net	8,072	9,217
Mobility & Materials
Indefinite-lived Intangible Assets [Line Items]
Other intangible assets, net	2,541	2,736
Trademarks / tradenames
Indefinite-lived Intangible Assets [Line Items]
Indefinite other intangible asset, carrying amount	1,029	1,110
Trademarks / tradenames | Mobility & Materials
Indefinite-lived Intangible Assets [Line Items]
Indefinite other intangible asset, carrying amount	289
Developed technology
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	2,844	2,974
Finite other intangible assets, accumulated amortization	(1,220)	(943)
Finite other intangible assets, net	1,624	2,031
Trademarks / tradenames
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	1,095	1,140
Finite other intangible assets, accumulated amortization	(440)	(360)
Finite other intangible assets, net	655	780
Customer-related
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	7,075	7,040
Finite other intangible assets, accumulated amortization	(2,361)	(1,899)
Finite other intangible assets, net	4,714	5,141
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	131	248
Finite other intangible assets, accumulated amortization	(81)	(93)
Finite other intangible assets, net	$ 50	$ 155